Revenues and Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenues And Cost Of Revenues [Abstract]
Revenue related to contract liability balances	$ 441	$ 562	$ 495